Supplement to the
Fidelity® Mid Cap Index Fund (formerly Spartan® Mid Cap Index Fund) and Fidelity® Small Cap Index Fund (formerly Spartan® Small Cap Index Fund)
Institutional Class and Institutional Premium Class (formerly Fidelity Advantage® Institutional Class)
June 29, 2016
Prospectus

Effective July 1, 2016, the following information replaces similar information for Fidelity® Mid Cap Index Fund found in the “Fund Summary” section under the heading “Fee Table.”

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Institutional Class	Institutional Premium Class
Management fee(a)	0.04%	0.04%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.02%	0.00%
Total annual operating expenses	0.06%	0.04%

(a)  Adjusted to reflect current fees.

	Institutional Class	Institutional Premium Class
1 year	$6	$4
3 years	$19	$13
5 years	$34	$23
10 years	$77	$51

Effective July 1, 2016, the following information replaces similar information for Fidelity® Small Cap Index Fund found in the “Fund Summary” section under the heading “Fee Table.”

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Institutional Class	Institutional Premium Class
Management fee(a)	0.04%	0.04%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.02%	0.00%
Total annual operating expenses	0.06%	0.04%

(a)  Adjusted to reflect current fees.

	Institutional Class	Institutional Premium Class
1 year	$6	$4
3 years	$19	$13
5 years	$34	$23
10 years	$77	$51

Effective July 1, 2016, the following information replaces similar information found in the “Fund Management” section under the heading “Advisory Fee(s).”

On July 1, 2016, the Adviser reduced the management fee rate for Fidelity® Mid Cap Index Fund from 0.12% to 0.04%. Fidelity® Mid Cap Index Fund's annual management fee rate is 0.04% of its average net assets.

On July 1, 2016, the Adviser reduced the management fee rate for Fidelity® Small Cap Index Fund from 0.15% to 0.04%. Fidelity® Small Cap Index Fund's annual management fee rate is 0.04% of its average net assets.

MCX-I-SCX-I-16-03 1.933391.111	July 1, 2016

Supplement to the
Fidelity® Mid Cap Index Fund (formerly Spartan® Mid Cap Index Fund) and Fidelity® Small Cap Index Fund (formerly Spartan® Small Cap Index Fund)
Institutional Class and Institutional Premium Class (formerly Fidelity Advantage® Institutional Class)
June 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

Effective July 1, 2016, the following information replaces similar information found in the “Management Contracts” section under the heading “Management-Related Expenses.”

FMR and Fidelity® Mid Cap Index Fund on behalf of its Institutional Class have entered into a 6 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Institutional Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Institutional Class to 0.06%. FMR and Fidelity® Mid Cap Index Fund on behalf of its Institutional Premium Class have entered into a 4 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Institutional Premium Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Institutional Premium Class to 0.04%. These Expense Contracts may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board of Trustees of the Trust. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

FMR and Fidelity® Small Cap Index Fund on behalf of its Institutional Class have entered into a 6 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Institutional Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Institutional Class to 0.06%. FMR and Fidelity® Small Cap Index Fund on behalf of its Institutional Premium Class have entered into a 4 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Institutional Premium Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Institutional Premium Class to 0.04%. These Expense Contracts may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board of Trustees of the Trust. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

Effective July 1, 2016, the following information replaces similar information found in the “Management Contracts” section under the heading “Management Fees.”

On July 1, 2016, FMR reduced the management fee rate paid by Fidelity® Mid Cap Index Fund from 0.12% to 0.04%. For the services of FMR under the management contract, Fidelity® Mid Cap Index Fund pays FMR a monthly management fee at the annual rate of 0.04% of the fund’s average net assets throughout the month. On July 1, 2016, FMR reduced the management fee rate paid by Fidelity® Small Cap Index Fund from 0.15% to 0.04%. For the services of FMR under the management contract, Fidelity® Small Cap Index Fund pays FMR a monthly management fee at the annual rate of 0.04% of the fund's average net assets throughout the month.

Effective July 1, 2016, the following information replaces similar information for Fidelity® Small Cap Index Fund found in the “Management Contracts” section under the heading “Sub-Adviser - Geode.”

On July 1, 2016, FMR reduced the sub-advisory fee rate paid to Geode from 0.045% to 0.040%. Under the terms of the sub-advisory agreement, for providing investment management services to Fidelity® Small Cap Index Fund, FMR, and not the fund, pays Geode fees at an annual rate of 0.040% of the average net assets of the fund.

MCX-I-SCX-IB-16-02 1.933398.108	July 1, 2016

Supplement to the
Fidelity® Mid Cap Index Fund (formerly Spartan® Mid Cap Index Fund) and Fidelity® Small Cap Index Fund (formerly Spartan® Small Cap Index Fund)
Investor Class and Premium Class (formerly Fidelity Advantage® Class)
June 29, 2016
Prospectus

Effective July 1, 2016, the following information replaces similar information for Fidelity® Mid Cap Index Fund found in the “Fund Summary” section under the heading “Fee Table.”

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Premium Class
Management fee(a)	0.04%	0.04%
Distribution and/or Service (12b-1) fees	None	None
Other expenses(a)	0.15%	0.03%
Total annual operating expenses	0.19%	0.07%

(a)  Adjusted to reflect current fees.

	Investor Class	Premium Class
1 year	$19	$7
3 years	$61	$23
5 years	$107	$40
10 years	$243	$90

Effective July 1, 2016, the following information replaces similar information for Fidelity® Small Cap Index Fund found in the “Fund Summary” section under the heading “Fee Table.”

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Premium Class
Management fee(a)	0.04%	0.04%
Distribution and/or Service (12b-1) fees	None	None
Other expenses(a)	0.15%	0.03%
Total annual operating expenses	0.19%	0.07%

(a)  Adjusted to reflect current fees.

	Investor Class	Premium Class
1 year	$19	$7
3 years	$61	$23
5 years	$107	$40
10 years	$243	$90

Effective July 1, 2016, the following information replaces similar information found in the “Fund Management” section under the heading “Advisory Fee(s).”

On July 1, 2016, the Adviser reduced the management fee rate for Fidelity® Mid Cap Index Fund from 0.12% to 0.04%. Fidelity® Mid Cap Index Fund's annual management fee rate is 0.04% of its average net assets.

On July 1, 2016, the Adviser reduced the management fee rate for Fidelity® Small Cap Index Fund from 0.15% to 0.04%. Fidelity® Small Cap Index Fund's annual management fee rate is 0.04% of its average net assets.

MCX-SCX-16-02 1.933392.111	July 1, 2016

Supplement to the
Fidelity® Mid Cap Index Fund (formerly Spartan® Mid Cap Index Fund) and Fidelity® Small Cap Index Fund (formerly Spartan® Small Cap Index Fund)
Investor Class and Premium Class (formerly Fidelity Advantage® Class)
June 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

Effective July 1, 2016, the following information replaces similar information found in the “Management Contracts” section under the heading “Management-Related Expenses.”

FMR and Fidelity® Mid Cap Index Fund on behalf of its Investor Class have entered into a 19 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Investor Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Investor Class to 0.19%. FMR and Fidelity® Mid Cap Index Fund on behalf of its Premium Class have entered into a 7 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Premium Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Premium Class to 0.07%. These Expense Contracts may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board of Trustees of the Trust. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

FMR and Fidelity® Small Cap Index Fund on behalf of its Investor Class have entered into a 19 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Investor Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Investor Class to 0.19%. FMR and Fidelity® Small Cap Index Fund on behalf of its Premium Class have entered into a 7 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Premium Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Premium Class to 0.07%. These Expense Contracts may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board of Trustees of the Trust. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

Effective July 1, 2016, the following information replaces similar information found in the “Management Contracts” section under the heading “Management Fees.”

On July 1, 2016, FMR reduced the management fee rate paid by Fidelity® Mid Cap Index Fund from 0.12% to 0.04%. For the services of FMR under the management contract, Fidelity® Mid Cap Index Fund pays FMR a monthly management fee at the annual rate of 0.04% of the fund’s average net assets throughout the month. On July 1, 2016, FMR reduced the management fee rate paid by Fidelity® Small Cap Index Fund from 0.15% to 0.04%. For the services of FMR under the management contract, Fidelity® Small Cap Index Fund pays FMR a monthly management fee at the annual rate of 0.04% of the fund's average net assets throughout the month.

Effective July 1, 2016, the following information replaces similar information for Fidelity® Small Cap Index Fund found in the “Management Contracts” section under the heading “Sub-Adviser - Geode.”

On July 1, 2016, FMR reduced the sub-advisory fee rate paid to Geode from 0.045% to 0.040%. Under the terms of the sub-advisory agreement, for providing investment management services to Fidelity® Small Cap Index Fund, FMR, and not the fund, pays Geode fees at an annual rate of 0.040% of the average net assets of the fund.

MCX-SCXB-16-02 1.933397.108	July 1, 2016